                                   SUPPLEMENT
                           DATED APRIL 11, 2007 TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                            CLASS I SHARES PROSPECTUS
                            CLASS L SHARES PROSPECTUS
                    CLASS R3, R4, R5 AND Y SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2007
                     FOR THE HARTFORD MUTUAL FUNDS II, INC.
                                WITH RESPECT TO:

In the section entitled "Management of the Funds - Management Fees" the reference in the Management Fee charts to SmallCap Growth Fund is deleted and the following new chart is added:

SMALLCAP GROWTH FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $100 million            1.00%
Next $150 million             0.80%
Next $250 million             0.70%
Amount Over $500 million      0.65%